SUBSEQUENT EVENTS (Details)	1 Months Ended
	Oct. 31, 2015 shares	Nov. 18, 2015	Nov. 17, 2015
ADS
Subsequent events
Ratio of American depositary shares ("ADSs") to ordinary shares		8	4
Subsequent event | ADS
Subsequent events
Ratio of American depositary shares ("ADSs") to ordinary shares		8	4
Subsequent event | Forecast | Qunar
Subsequent events
Company's newly-issued ordinary shares transferred in the share exchange transaction (in shares)	5,000,000
Percentage of voting interest acquired	56.00%
Baidu | Subsequent event | Qunar
Subsequent events
Company's newly-issued ordinary shares transferred in the share exchange transaction (in shares)	11,488,381
Percent of the Company's ordinary shares will be owned by Baidu in the share exchange transaction (as a percent)	25.00%
Percentage of voting interest acquired	45.00%
Baidu | Subsequent event | Qunar | Common Class A
Subsequent events
Qunar shares received in the share exchange transaction (in shares)	178,702,519
Baidu | Subsequent event | Qunar | Common Class B
Subsequent events
Qunar shares received in the share exchange transaction (in shares)	11,450,000
Certain Management and Directors of Qunar Cayman Islands Limited [Member] | Subsequent event | Forecast | Qunar
Subsequent events
Company's newly-issued ordinary shares transferred in the share exchange transaction (in shares)	4,205,436
Certain Management and Directors of Qunar Cayman Islands Limited [Member] | Subsequent event | Forecast | Qunar | Common Class B
Subsequent events
Qunar shares received in the share exchange transaction (in shares)	69,607,223